WISDOMTREE TRUST

WisdomTree Global Defense Fund

(Ticker Symbol: DEFW)

(the “Fund”)

Supplement dated July 22, 2025 to the currently effective Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) for the Fund

The following information supplements, and should be read in conjunction with, the Prospectus and SAI for the Fund:

Shares of the Fund are not currently available for purchase on the secondary market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-DEFW-0725